COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
13.	COMMITMENTS AND CONTINGENCIES

In April 2007, the Company entered into a five year term capital lease arrangement to finance €218 in lab equipment purchases. The borrowing was payable in equal monthly installments of €4 over a period of 60 months. The arrangement was classified as a capital lease and expired in March 2012.

In April 2007, the Company entered into a five year term capital lease arrangement to finance €110 in laboratory equipment purchases. The borrowing was payable in equal monthly installments of €2 over a period of 60 months. The arrangement was classified as a capital lease and expired in March 2012.

Future non-cancellable minimum lease payments that are non-cancellable under operating leases as of June 30, 2012 are:

Operating Leases
June 30, 2013	352
June 30, 2014	292
June 30, 2015	185
June 30, 2016	185
June 30, 2017	185
Thereafter	92
Total minimum lease payments	€1,291